NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 3)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Expected life (in years)	5 years
Expected volatility, minimum	101.00%
Expected volatility, maximum	119.00%
Average risk free interest rate, minimum	1.37%
Average risk free interest rate, maximum	1.58%
Dividend yield	0.00%